STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

23. STOCKHOLDERS' EQUITY

        Share capital—The Company's charter capital is represented of 2,066,413,562 ordinary shares of which 1,998,831,184 and 1,988,919,177 were outstanding as of December 31, 2013 and 2012, respectively. The total shares in treasury stock comprised 77,582,378 and 77,494,385 as of December 31, 2013 and 2012, respectively.

        Each ADS represents 2 ordinary shares. As of December 31, 2013, the Group repurchased 33,997,667 ADSs.

        Noncontrolling interest—The Group's equity was affected by changes in the respective subsidiaries' ownership interests as follows:

	Years ended December 31,
	2013	2012	2011
Net income attributable to the Group	79,839	29,642	42,315
Transfers from the noncontrolling interest
Decrease in own equity due to acquisition of noncontrolling interest in Comstar-UTS	—	—	(1,262)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest in Comstar-UTS	—	—	11,544
Increase in own equity due to exercise of the put option on Comstar-UTS shares	—	—	360
Decrease in own equity due to acquisition of noncontrolling interest in MGTS	—	—	(9,780)
Increase in own equity due to acquisition of own shares by MGTS	—	57	—
Increase of ownership in subsidiaries	—	—	(22)

Net transfers from the noncontrolling interest	—	57	840

Net income attributable to the Group and transfers from the noncontrolling interest	79,839	29,699	43,155

        Accumulated other comprehensive loss—The following table represents accumulated other comprehensive loss balance, net of tax(1), for the years ended December 31, 2013, 2012 and 2011:

	Currency translation adjustment	Unrealized (gains) / losses on derivatives	Unrecognized actuarial (gains) / losses	Accumulated other comprehensive (income) / loss
Balance at January 1, 2011	13,257	450	503	14,210
Recognized in other comprehensive income	(2,054)	(216)	(174)	(2,444)

Balance at December 31, 2011	11,203	234	329	11,766

Recognized in other comprehensive loss / (income)	2,021	(255)	144	1,910

Balance at December 31, 2012	13,224	(21)	473	13,676

Recognized in other comprehensive loss / (income)	2,975	(1,445)	(176)	1,354

Balance at December 31, 2013	16,199	(1,466)	297	15,030

(1)
Tax amounts on items in other comprehensive (income) / loss are not significant and therefore are not reported separately.

        The following table represents changes in the balances of accumulated other comprehensive loss by components for the year ended December 31, 2013:

	Currency translation adjustment		Unrealized (gains) / losses on derivatives	Unrecognized actuarial (gains) / losses	Accumulated other comprehensive (income) / loss
Balance at December 31, 2012	13,224		(21)	473	13,676
					—
Other comprehensive loss / (income)	6,657		(861)	—	5,796
Less: tax expense	—		172	—	172
Amounts reclassified to net income	(3,682	)(1)	(945)	(220)	(4,847)
Less: tax expense	—		189	44	233

Net other comprehensive loss / (income)	2,975		(1,445)	(176)	1,354

Balance as of December 31, 2013	16,199		(1,466)	297	15,030

(1)
The currency translation adjustment of RUB 3,682 million included as income from discontinued operations in consolidated statement of operations and comprehensive income.

        Dividends—In 2013, the Board of Directors approved a dividend policy, whereby the Group shall aim to make minimum dividend distribution payments to shareholders for the calendar years 2013-2015 in the amount equal to at least 75% of Free cash flow for the relevant financial period or, if greater, RUB 40.0 billion per year. Free cash flow is defined by cash flows from operating activities less cash paid (received) for acquisition or disposal of property, plant and equipment, intangible assets and other adjustments.

        The dividend can vary depending on a number of factors, including the outlook for earnings growth, capital expenditure requirements, cash flows from operations, potential acquisition opportunities, as well as the Group's debt position.

        The Group may take decisions on dividend payout based not only on financial year-end results but also based on interim results for three, six or nine months of the fiscal year. Annual dividend payments, if any, must be recommended by the Board of Directors and approved by the shareholders.

        In accordance with Russian laws, earnings available for dividends are limited to profits determined under Russian statutory accounting regulations, denominated in Russian Rubles, after certain deductions. The net income of MTS OJSC for the years ended December 31, 2013, 2012 and 2011 that is distributable under Russian legislation totaled RUB 55,999 million (unaudited), RUB 42,949 million and RUB 54,129 million, respectively.

        The following table summarizes the Group's declared cash dividends in the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Dividends declared (including dividends on treasury shares of 1,538 and 1,140 and 1,127, respectively)	40,956	30,397	30,046
Dividends, RUB per ADS	39.64	29.42	29.08
Dividends, RUB per share	19.82	14.71	14.54

        As of December 31, 2013 and 2012, dividends payable were RUB 57.0 million and RUB 70.0 million, respectively.

        MGTS' preferred stock—MGTS, a subsidiary of MTS, had 15,574,492 preferred shares outstanding at December 31, 2013 and 2012. In June 2012, the General shareholders' meeting of MGTS approved the reorganization of MGTS in a form of spin-off of MGTS-N JSC, a newly established wholly-owned subsidiary, and a merger of both MTS-P JSC, a subsidiary of MTS, and UTS-MGTS JSC with MGTS. In September 2012, the Group completed the MGTS' shares buyback related to this reorganization. A total of 82,891 common and 391,358 preferred shares of MGTS were repurchased for RUB 260.8 million.

        MGTS' preferred shares carry guaranteed non-cumulative dividend rights amounting to the higher of (a) 10% of MGTS' net profit as determined under Russian accounting regulations and (b) the dividends paid on common shares. No dividends may be declared on common shares before dividends on preferred shares are declared. If the preferred dividend is not paid in full in any year the preferred shares also obtain voting rights, which will lapse after the first payment of the dividend in full. Otherwise, preferred shares carry no voting rights except on resolutions regarding liquidation or reorganization of MGTS and changes / amendments to MGTS' charter restricting the rights of holders of preferred shares. Such resolutions require the approval of 75% of the preferred shareholders. In the event of liquidation, dividends to preferred shareholders that have been declared but not paid have priority over ordinary shareholders.

        In June 2013 and 2012, at MGTS' annual shareholders meeting the decision was made not to pay dividends on preferred shares for 2012 and 2011. Therefore the holders of preferred shares obtained voting rights.

        In May 2011, MGTS' annual shareholders meeting approved dividends on ordinary and preferred shares totaling RUB 18,961 million for 2010. As of December 31, 2013 and 2012, dividends payable were RUB 48.6 and RUB 63.8 million, respectively.